CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Cash on hand	2,059	1,885
Bank balances (1)	761,242	664,173
Overnight	47,386	103,761
Total Cash	810,687	769,819
Cash equivalents
Time deposits	1,199,083	1,110,656
Mutual funds	140,343	77,313
Total cash equivalents	1,339,426	1,187,969
Total cash and cash equivalents	2,150,113	1,957,788

(1) As of December 31, 2025, within the item bank balances are ThUS$702,802 related to banks accounts that pay interest to the Company for the daily or monthly balances (ThUS$590,463 as of December 31, 2024)

Schedule of cash and cash equivalents denominated by currencies
Cash and cash equivalents are denominated in the following currencies:

Currency	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Argentine peso	3,354	4,228
Brazilian real	645,620	347,041
Chilean peso	207,892	17,943
Colombian peso	36,212	19,042
Euro	20,350	15,721
US Dollar	1,181,897	1,508,548
Pound Sterling	2,174	2,069
Mexican peso	6,335	4,222
R.P. Chinese Yuan	18,781	21,585
Peruvian Sol	13,465	6,297
Other currencies	14,033	11,092
Total	2,150,113	1,957,788